Natural Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
Schedule of Cost Incurred Relating to Property Acquisition, Exploration and Development
The following tables present total aggregate capitalized costs and costs incurred related to natural gas, NGLs and oil production activities.

	December 31,
	2021	2020

	(Thousands)
Capitalized costs
Proved properties	$23,117,987	$19,479,211
Unproved properties	2,405,867	2,291,814
Total capitalized costs	25,523,854	21,771,025
Less: Accumulated depreciation and depletion	7,508,178	5,866,418
Net capitalized costs	$18,015,676	$15,904,607

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Costs incurred (a)
Property acquisition:
Proved properties (b)	$2,286,386	$761,940	$40,316
Unproved properties (c)	805,942	78,404	154,128
Exploration	24,403	5,484	7,223
Development	950,531	947,233	1,560,346

(a)Amounts exclude capital expenditures for facilities, information technology and other corporate items as well as the acquired midstream assets described in Note 6.
(b)Amounts in 2021 include $1,754.7 million and $450.0 million for Marcellus wells and leases, respectively, acquired in the Alta Acquisition and Reliance Asset Acquisition described in Note 6. Amounts in 2020 include $674.0 million and $6.5 million for Marcellus and Utica wells, respectively, acquired in the Chevron Acquisition.
(c)Amounts in 2021 include $743.3 million for unproved properties acquired in the Alta Acquisition. Amounts in 2020 include $38.9 million for unproved properties acquired in the Chevron Acquisition.

Results of Operations Related to Natural Gas, NGL and Oil Producing Activities
The following table presents the results of operations related to natural gas, NGLs and oil production.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Sales of natural gas, NGLs and oil	$6,804,020	$2,650,299	$3,791,414
Transportation and processing	1,942,165	1,710,734	1,752,752
Production	225,279	155,403	153,785
Exploration	24,403	5,484	7,223
Depreciation and depletion	1,676,702	1,393,465	1,538,745
(Gain) loss/impairment on sale/exchange of long-lived assets	(21,124)	100,729	1,138,287
Impairment and expiration of leases	311,835	306,688	556,424
Income tax expense (benefit)	667,435	(254,671)	(340,843)
Results of operations from producing activities, excluding corporate overhead	$1,977,325	$(767,533)	$(1,014,959)

Schedule of the Entity's Proved Reserves

	Years Ended December 31,
	2021	2020	2019

	(MMcf)
Natural gas, NGLs and oil
Proved developed and undeveloped reserves:
Balance at January 1	19,802,092	17,469,394	21,816,776
Revision of previous estimates	(274,111)	(739,213)	(4,907,239)
Purchase of hydrocarbons in place	4,186,933	1,380,564	—
Sale of hydrocarbons in place	—	(256,663)	—
Extensions, discoveries and other additions	3,104,402	3,445,802	2,067,753
Production	(1,857,817)	(1,497,792)	(1,507,896)
Balance at December 31	24,961,499	19,802,092	17,469,394
Proved developed reserves:
Balance at January 1	13,641,345	12,443,987	11,550,161
Balance at December 31	17,218,655	13,641,345	12,443,987
Proved undeveloped reserves:
Balance at January 1	6,160,747	5,025,407	10,266,615
Balance at December 31	7,742,844	6,160,747	5,025,407

	Years Ended December 31,
	2021	2020	2019

	(MMcf)
Natural gas
Proved developed and undeveloped reserves:
Balance at January 1	18,865,013	16,677,202	20,805,452
Revision of previous estimates	(568,814)	(781,668)	(4,722,799)
Purchase of natural gas in place	4,186,933	1,209,326	—
Sale of natural gas in place	—	(254,930)	—
Extensions, discoveries and other additions	2,786,850	3,433,857	2,029,683
Production	(1,746,317)	(1,418,774)	(1,435,134)
Balance at December 31	23,523,665	18,865,013	16,677,202
Proved developed reserves:
Balance at January 1	12,750,312	11,811,521	10,887,953
Balance at December 31	16,152,083	12,750,312	11,811,521
Proved undeveloped reserves:
Balance at January 1	6,114,701	4,865,681	9,917,499
Balance at December 31	7,371,582	6,114,701	4,865,681

	Years Ended December 31,
	2021	2020	2019

	(Mbbl)
NGLs
Proved developed and undeveloped reserves:
Balance at January 1	148,762	126,955	162,395
Revision of previous estimates	46,868	6,825	(30,312)
Purchase of NGLs in place	—	25,879	—
Sale of NGLs in place	—	(289)	—
Extensions, discoveries and other additions	47,120	1,757	6,177
Production	(16,958)	(12,365)	(11,305)
Balance at December 31	225,792	148,762	126,955
Proved developed reserves:
Balance at January 1	141,489	100,945	106,879
Balance at December 31	169,781	141,489	100,945
Proved undeveloped reserves:
Balance at January 1	7,273	26,010	55,516
Balance at December 31	56,011	7,273	26,010

	Years Ended December 31,
	2021	2020	2019

	(Mbbl)
Oil
Proved developed and undeveloped reserves:
Balance at January 1	7,417	5,077	6,159
Revision of previous estimates	2,249	250	(428)
Purchase of oil in place	—	2,660	—
Sale of oil in place	—	—	—
Extensions, discoveries and other additions	5,805	234	168
Production	(1,625)	(804)	(822)
Balance at December 31	13,846	7,417	5,077
Proved developed reserves:
Balance at January 1	7,016	4,466	3,489
Balance at December 31	7,981	7,016	4,466
Proved undeveloped reserves:
Balance at January 1	401	611	2,670
Balance at December 31	5,865	401	611

Schedule of Estimated Future Net Cash Flows From Natural Gas and Oil Reserves
The following table summarizes estimated future net cash flows from natural gas and crude oil reserves.

	December 31,
	2021	2020	2019

	(Thousands)
Future cash inflows (a)	$70,844,136	$27,976,557	$42,499,686
Future production costs (b)	(20,961,576)	(16,344,965)	(19,114,076)
Future development costs	(2,882,921)	(2,268,109)	(2,617,731)
Future income tax expenses	(10,433,091)	(1,820,341)	(3,013,667)
Future net cash flow	36,566,548	7,543,142	17,754,212
10% annual discount for estimated timing of cash flows	(19,285,424)	(4,176,684)	(9,261,539)
Standardized measure of discounted future net cash flows	$17,281,124	$3,366,458	$8,492,673

(a)The majority of the Company's production is sold through liquid trading points on interstate pipelines.

For 2021, reserves were computed using average first-day-of-the-month closing prices for the prior twelve months of $66.55 per Bbl for West Texas Intermediate (WTI) less regional adjustments of $14.98 per Bbl, or $51.57 per Bbl, and $3.598 per MMBtu for NYMEX less regional adjustments of $1.04 per MMBtu, or $2.694 per Mcf. Regional adjustments were calculated using historical average realized prices received in the Appalachian Basin. For 2021, NGLs pricing using average first-day-of-the-month closing prices for the prior twelve months for NGLs components, adjusted using the regional component makeup of proved NGLs, resulted in a price of $29.95 per Bbl.

For 2020, reserves were computed using average first-day-of-the-month closing prices for the prior twelve months of $39.54 per Bbl for WTI less regional adjustments of $18.60 per Bbl, or $20.94 per Bbl, and $1.985 per MMBtu for NYMEX less regional adjustments of $0.68 per MMBtu, or $1.38 per Mcf. Regional adjustments were calculated using historical average realized prices received by the Company in the Appalachian Basin. For 2020, NGLs pricing using average first-day-of-the-month closing prices for the prior twelve months for NGLs components, adjusted using the regional component makeup of proved NGLs, resulted in a price of $11.97 per Bbl.

For 2019, reserves were computed using average first-day-of-the-month closing prices for the prior twelve months of $55.69 per Bbl for WTI less regional adjustments of $14.26 per Bbl, or $41.43 per Bbl, and $2.58 per MMBtu for NYMEX less regional adjustments of $0.29 per MMBtu, or $2.41 per Mcf. Regional adjustments were calculated using historical average realized prices received by the Company in the Appalachian Basin. For 2019, NGLs pricing using average first-day-of-the-month closing prices for the prior twelve months for NGLs components, adjusted using the regional component makeup of proved NGLs, resulted in a price of $16.81 per Bbl.

(b)Includes approximately $1,937 million, $1,554 million and $1,186 million for future plugging and abandonment costs as of December 31, 2021, 2020 and 2019, respectively.

Schedule of Changes in The Standardized Measure of Discounted Net Cash Flows From Natural Gas and Oil Reserves
The following table summarizes the changes in the standardized measure of discounted future net cash flows.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Net sales and transfers of natural gas and oil produced	$(4,636,576)	$(784,163)	$(1,884,877)
Net changes in prices, production and development costs	17,290,913	(6,761,447)	(3,502,434)
Extensions, discoveries and improved recovery, net of related costs	46,078	714,808	870,504
Development costs incurred	764,002	797,796	1,002,389
Net purchase of minerals in place	3,491,441	350,075	—
Net sale of minerals in place	—	(226,497)	—
Revisions of previous quantity estimates	184,552	(324,415)	(2,080,040)
Accretion of discount	336,646	849,267	900,004
Net change in income taxes	(3,614,029)	152,978	1,444,368
Timing and other	51,639	105,383	130,861
Net increase (decrease)	13,914,666	(5,126,215)	(3,119,225)
Balance at January 1	3,366,458	8,492,673	11,611,898
Balance at December 31	$17,281,124	$3,366,458	$8,492,673